Investments (Credit Quality of Agricultural and Residential Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 2,276	$ 1,892
% of Total	100.00%	100.00%
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 1,138	$ 867
% of Total	100.00%	100.00%
Less than 65%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 2,113	$ 1,849
% of Total	92.80%	97.70%
65% to 75%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 163	$ 43
% of Total	7.20%	2.30%
Performing
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 1,106	$ 856
% of Total	97.20%	98.70%
Nonperforming
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 32	$ 11
% of Total	2.80%	1.30%